Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
State income tax net of Federal benefits – U.S.	$ (35,154)	$ (94,298)
Non-deductible expenses – U.S.	54,953	540,338
Temporary differences	(762,687)	0
Total provision for income tax – U.S. and foreign
US Treasury and Government [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss - foreign	(169,906)	(562,283)
Change in valuation allowance – foreign	912,794	116,243
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss - foreign	(249,864)	(79,179)
Change in valuation allowance – foreign	$ 249,864	$ 79,179